PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

6. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2014 and 2013 consisted of the following:

	December 31, 2014	December 31, 2013
Computers	$1,102,200	$701,917
Office furniture and equipment	959,110	510,524
Transportation equipment	431,554	346,331
Leasehold improvements	337,248	276,399
Construction-in-progress	324,533	74,291
Total property and equipment	3,154,645	1,909,462
Less accumulated depreciation	(1,710,311)	(1,404,118)
Property and equipment – net	$1,444,334	$505,344
Depreciation expense was $260,527 and $233,431 for the years ended December 31, 2014 and 2013, respectively.